UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
February 28, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 84.9%
Chemicals - 6.1%
Dow Chemical Co.	67,443	$3,320,893
Westlake Chemical Corp.	56,410	3,765,932
		7,086,825
Crude/Refined Product Transportation - 5.7%
Plains GP Holdings - Class A	122,210	3,500,094
SemGroup Corp. - Class A	40,776	3,152,393
		6,652,487
Exploration & Production - 35.5%
Anadarko Petroleum Corp.	40,085	3,376,360
Bonanza Creek Energy, Inc. (a)	138,091	3,721,552
Concho Resources, Inc. (a)	23,386	2,547,203
Continental Resources, Inc. (a)	79,717	3,546,609
Diamondback Energy, Inc. (a)	47,605	3,389,952
EOG Resources, Inc.	23,587	2,116,226
Gulfport Energy Corp. (a)	74,892	3,430,803
Marathon Oil Corp.	121,143	3,375,044
Newfield Exploration Co. (a)	117,378	3,876,995
Occidental Petroleum Corp.	39,053	3,041,448
Parsley Energy, Inc. - Class A (a)	216,426	3,222,583
Range Resources Corp.	62,768	3,109,527
Southwestern Energy Co. (a)	102,940	2,581,735
		41,336,037
Gathering & Processing - 2.4%
Targa Resources Corp.	28,741	2,862,029

Housewares - 3.1%
Tupperware Brands Corp.	50,216	3,585,422

Machinery - 2.7%
TriMas Corp. (a)	104,409	3,128,093

Marine - 3.2%
Nordic American Tankers, Ltd.	362,751	3,710,943

Metals & Mining - 2.3%
Century Aluminum Co. (a)	139,098	2,638,689

Oil Field Services - 16.2%
Baker Hughes, Inc.	59,003	3,688,278
Basic Energy Services, Inc. (a)	523,111	3,891,946
Forum Energy Technologies, Inc. (a)	180,000	3,515,400
Patterson-UTI Energy, Inc.	230,424	4,305,472
Schlumberger, Ltd. (b)	41,428	3,486,580
		18,887,676
Refining - 7.7%
Tesoro Corp.	29,429	2,702,759
Valero Energy Corp.	52,356	3,229,842
Western Refining, Inc.	64,079	3,018,121
		8,950,722
TOTAL COMMON STOCKS (Cost $100,806,539)		98,838,923

PARTNERSHIPS & TRUSTS - 8.6%
Crude/Refined Product Transportation - 2.5%
Williams Partners LP	57,342	$2,932,444

Gathering & Processing - 3.0%
Western Gas Equity Partners LP	56,457	3,530,821

Natural Gas/NGL Transportation - 3.1%
Energy Transfer Equity LP	56,994	3,640,207
TOTAL PARTNERSHIPS & TRUSTS (Cost $9,275,012)		10,103,472

WARRANTS - 0.8%
Natural Gas/NGL Transportation - 0.8%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	227,237	877,135
TOTAL WARRANTS (Cost $648,174)		877,135

SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 4.4%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)
TOTAL SHORT-TERM INVESTMENTS (Cost $5,142,878)	5,142,878	5,142,878
		5,142,878

Total Investments (Cost $115,872,603) - 98.7%		114,962,408
Other Assets in Excess of Liabilities - 1.3%		1,509,751
TOTAL NET ASSETS - 100.0%		$116,472,159

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of February 28, 2015.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

BP Capital TwinLine Energy Fund
Cost of investments			$115,872,603
Gross unrealized appreciation			$7,494,167
Gross unrealized depreciation			(8,404,362)
Net unrealized depreciation			$(910,195)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$98,838,923	$–	$–	$98,838,923
Partnerships & Trusts	10,103,472	-	-	10,103,472
Warrants	877,135	-	-	877,135
Short-Term Investments	5,142,878	-	-	5,142,878
Total Investments in Securities	$114,962,408	$–	$–	$114,962,408

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in warrants and options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at February 28, 2015:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Equity Instruments	Assets	Liabilities	Assets	Liabilities	Open Positions
Warrants	$877,135	$-	$-	$-	$228,961

BP Capital TwinLine MLP Fund
Schedule of Investments
February 28, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 16.0%
Crude/Refined Product Transportation - 8.3%
Plains GP Holdings - Class A	20,921	$599,177
SemGroup Corp. - Class A	9,600	742,176
		1,341,353
Gathering & Processing - 7.7%
EnLink Midstream LLC	14,265	475,881
Targa Resources Corp.	7,800	776,724
		1,252,605
TOTAL COMMON STOCKS (Cost $2,706,773)		2,593,958

PARTNERSHIPS & TRUSTS - 76.2%
Crude/Refined Product Transportation - 35.0%
Delek Logistics Partners LP	13,700	572,386
Magellan Midstream Partners LP	5,900	484,980
MPLX LP	3,900	320,580
Shell Midstream Partners LP	26,300	1,027,278
Sunoco Logistics Partners LP	28,300	1,251,426
Tallgrass Energy Partners LP	11,500	549,815
Valero Energy Partners LP	17,937	955,863
Williams Partners LP	9,936	508,118
		5,670,446
Gathering & Processing - 22.6%
Antero Midstream Partners LP	20,575	534,950
Crestwood Equity Partners LP	65,600	415,904
MarkWest Energy Partners LP	8,463	549,672
Rice Midstream Partners LP	36,200	535,760
Targa Resources Partners LP	16,100	705,502
Western Gas Equity Partners LP	14,518	907,956
		3,649,744
Natural Gas/NGL Transportation - 18.6%
Columbia Pipeline Partners LP (a)	25,000	692,250
Energy Transfer Equity LP	11,300	721,731
Energy Transfer Partners LP	18,500	1,100,380
Enterprise Products Partners LP	14,684	489,564
		3,003,925
TOTAL PARTNERSHIPS & TRUSTS (Cost $11,108,118)		12,324,115

WARRANTS - 1.5%
Natural Gas/NGL Transportation - 1.5%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	62,000	239,320
TOTAL WARRANTS (Cost $156,603)		239,320

SHORT-TERM INVESTMENTS - 8.1%
Money Market Funds - 8.1%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.06% (b)
	1,312,503	1,312,503
TOTAL SHORT-TERM INVESTMENTS (Cost $1,312,503)		1,312,503

Total Investments (Cost $15,283,997) - 101.8%		16,469,896
Liabilities in Excess of Other Assets - (1.8)%		(286,480)
TOTAL NET ASSETS - 100.0%		$16,183,416

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of February 28, 2015.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

BP Capital TwinLine MLP Fund
Cost of investments			$15,277,902
Gross unrealized appreciation			$1,787,115
Gross unrealized depreciation			(595,121)
Net unrealized appreciation			$1,191,994

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at February 28, 2015 (Unaudited)
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,593,958	$–	$–	$2,593,958
Partnerships & Trusts	12,324,115	–	–	12,324,115
Warrants	239,320	–	–	239,320
Short-Term Investments	1,312,503	–	–	1,312,503

Total Investments in Securities	$16,469,896	$–	$–	$16,469,896

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's  results of operations and financial position.

The Fund may invest in warrants and options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively, “futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The following table presents the fair value of derivative instruments, held long or sold short by the Fund at February 28, 2015:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Equity Instruments	Assets	Liabilities	Assets	Liabilities	Open Positions
Warrants	$239,320	$-	$-	$-	$82,717

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/  Elaine E. Richards
                   Elaine E. Richards, President

Date            4/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/  Elaine E. Richards
                  Elaine E. Richards, President

Date            4/28/15

By (Signature and Title)*                /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date            4/27/15

* Print the name and title of each signing officer under his or her signature.